Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	$ 603,954	$ 588,570	$ 636,220	$ 611,389	$ 556,021	$ 567,537	$ 520,163	$ 526,496	$ 597,973	$ 668,874	$ 584,298	$ 475,003	$ 448,571	$ 434,747	$ 382,441	$ 411,319		$ 375,371	$ 343,423	$ 323,882	$ 296,034	$ 250,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	506,354	447,936	486,887	484,136	400,642	475,409	423,371	410,086	442,359	487,294	416,032	275,263	266,230	262,215	233,359	249,750	$ 250,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value	727,460	626,581	638,651	607,429	520,371	538,519	498,122	482,629	532,762	628,257	627,128	445,594	439,485	420,358	385,763	425,444		$ 396,120	$ 346,096	$ 317,160	$ 293,941	$ 250,000
Russell Microcap Growth Cap [Member]
Account Value [Line Items]
Accumulated Value	$ 392,228	$ 316,875	$ 307,885	$ 281,714	$ 245,695	$ 253,660	$ 256,170	$ 247,963	$ 283,289	$ 368,770	$ 370,735	$ 246,352	$ 229,806	$ 216,006	$ 209,840	$ 245,352	$ 250,000